Leases - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating lease, lease not yet commenced, description	As of December 31, 2019, the Group did not have additional operating leases that have not yet commenced.
Finance lease, description	As of December 31, 2019, the Group had no long-term leases that were classified as a financing lease.
Total operating lease expenses	¥ 96,165
Total operating lease expense	¥ 96,165	¥ 107,331	¥ 65,214